10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Sep. 30, 2022
Notes
10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

10.SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash investing and financing transactions during the year ended September 30, 2022 were as follows:

•As at September 30, 2022, a total of $401,957 in exploration and evaluation asset costs was included in accounts payable and accrued liabilities;

•As at September 30, 2022, a total of $20,398 advance for exploration and evaluation costs was included in prepaid expenses;

•As at September 30, 2022, a total of $32,750 in share issue costs was included in due to related parties; and

•The Company recorded $267,500 in marketable securities related to the shares received for Klondike and Stateline properties.

The significant non-cash investing and financing transactions during the year ended September 30, 2021 were as follows:

•As at September 30, 2021, a total of $148,335 in exploration and evaluation asset costs was included in accounts payable and accrued liabilities;

•As at September 30, 2021, a total of $32,750 in share issue costs was included in due to related parties;

•The Company recorded $153,927 in share issue costs related to the issue of finder’s warrants pursuant to the private placement financing completed;

•The Company recorded $29,500 in share capital related to the issue of common shares pursuant to the acquisition of exploration and evaluation assets; and

•The Company recorded $1,828 in share capital related to the reclassification of the fair values of finder’s warrants exercised from reserves.

The significant non-cash investing and financing transactions during the year ended September 30, 2020 were as follows:

•As at September 30, 2020, a total of $71,225 in exploration and evaluation asset costs was included in accounts payable and accrued liabilities;

•As at September 30, 2020, a total of $52,750 in share issue costs and a total of $12,000 in deferred financing costs were included in due to related parties;

•As at September 30, 2020, a total of $1,695 in deferred financing costs was included in accounts payable and accrued liabilities;

•The Company recorded $32,665 in share issue costs related to the issue of finder’s warrants pursuant to the private placement financing completed;

•The Company recorded $144,750 in share capital related to the issue of common shares pursuant to the acquisition of exploration and evaluation assets;

•The Company recorded $60,250 in share capital related to the reclassification of the fair values of stock options and finder’s warrants exercised from reserves; and

•The Company recorded $26,094 in prepaid expenses related to exploration and evaluation assets.